UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21763

Name of Fund: Global SmallCap Portfolio of
              Managed Account Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Global SmallCap Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                              Shares
Country                Industry                                 Held   Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 3.4%       Airlines - 0.5%                       113,400   Qantas Airways Ltd.                             $    354,279
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 0.7%                       78,000   Lion Nathan Ltd.                                     441,935
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                21,900   Cochlear Ltd.                                        764,535
                       Supplies - 1.1%
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.5%                       90,800   Promina Group Ltd.                                   352,359
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                  82,000   Tap Oil Ltd. (a)                                     161,276
                       Fuels - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.4%                    206,000   CFS Gandel Retail Trust                              297,634
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                   2,372,018
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.6%          Construction &                         39,700   Obrascon Huarte Lain Brasil SA (a)                   492,945
                       Engineering - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Transportation                         14,700   Cia de Concessoes Rodoviarias                        597,359
                       Infrastructure - 0.9%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Brazil                      1,090,304
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 5.4%          Biotechnology - 0.6%                   92,900   Diagnocure, Inc. (a)                                 409,530
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.8%                       17,700   Northbridge Financial Corp.                          537,208
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.1%                 63,900   Kinross Gold Corp. (a)                               737,406
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                   5,700   Cameco Corp.                                         447,654
                       Fuels - 0.6%
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest                        132,500   Abitibi-Consolidated, Inc.                           504,133
                       Products - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.4%                     35,600   TGS North American Real Estate Investment
                                                                       Trust                                                239,762
                       ------------------------------------------------------------------------------------------------------------
                       Software - 1.2%                        22,350   Cognos, Inc. (a)                                     851,535
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Canada                      3,727,228
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.5%           Transportation                        970,300   Shenzhen Expressway Co. Ltd.                         368,207
                       Infrastructure - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in China                         368,207
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 2.8%         Electrical Equipment - 1.4%            50,350   Vestas Wind Systems A/S (a)                          991,126
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 1.4%                        4,100   Topdanmark A/S (a)                                   410,874
                                                              10,000   TrygVesta A/S (a)                                    531,162
                                                                                                                       ------------
                                                                                                                            942,036
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Denmark                     1,933,162
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%         Construction &                         15,225   YIT-Yhtyma Oyj                                       725,088
                       Engineering - 1.0%
                       ------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.6%                 9,850   Stockmann AB 'B'                                     419,108
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                     1,144,196
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.6%          Chemicals - 1.4%                      365,583   Rhodia SA                                            981,079
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Services &                   7,575   Eurofins Scientific (a)                              466,355
                       Supplies - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.9%                      259,600   SCOR                                                 665,140
                       ------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &                     8,400   Trigano SA                                           408,005
                       Products - 0.6%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                      2,520,579
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.3%         Commercial Services &                   2,900   CTS Eventim AG (a)                                    84,163
                       Supplies - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 1.1%            40,300   SGL Carbon AG (a)                                    734,044
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 0.7%                       11,900   Heidelberger Druckmaschn                             525,986
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.4%                 28,600   Paion AG (a)                                         255,258
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                     1,599,451
-----------------------------------------------------------------------------------------------------------------------------------

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                              Shares
Country                Industry                                 Held   Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 1.0%          Construction Materials - 1.0%          15,300   Titan Cement Co. SA                             $    672,552
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Greece                        672,552
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%       Diversified Financial                 101,100   Hong Kong Exchanges and Clearing Ltd.                496,002
                       Services - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                128,200   Kingboard Chemical Holdings Ltd.                     415,345
                       Instruments - 0.6%
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.7%                          517,000   Clear Media Ltd. (a)                                 463,202
                       ------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury             51,900   Peace Mark Holdings Ltd.                              22,972
                       Goods - 0.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Hong Kong                   1,397,521
-----------------------------------------------------------------------------------------------------------------------------------
India - 2.2%           IT Services - 0.6%                     24,000   Satyam Computer Services Ltd.                        406,110
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.6%                118,700   Hindalco Industries Ltd.                             443,326
                       ------------------------------------------------------------------------------------------------------------
                       Software - 0.1%                         1,400   Patni Computer Systems Ltd. (a)(c)                    32,410
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.9%                16,210   Pantaloon Retail India Ltd.                          621,564
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in India                       1,503,410
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.1%       Media - 0.1%                        1,558,000   Surya Citra Media Tbk PT                              99,590
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Indonesia                      99,590
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%         Airlines - 0.8%                        10,700   Ryanair Holdings Plc (a)(c)                          585,718
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                       585,718
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 1.5%          Chemicals - 0.9%                       74,800   Frutarom                                             602,530
                       ------------------------------------------------------------------------------------------------------------
                       Internet Software &                    21,400   Aladdin Knowledge Systems Ltd. (a)                   370,220
                       Services - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor          8,900   PowerDsine Ltd. (a)                                   64,614
                       Equipment - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Israel                      1,037,364
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.1%           Building Products - 0.7%               29,500   Permasteelisa SpA                                    466,723
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.5%                       50,100   Milano Assicurazioni SpA                             372,075
                       ------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury             22,800   Valentino Fashion Group SpA (a)                      618,229
                       Goods - 0.9%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                       1,457,027
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 12.2%          Beverages - 1.3%                       13,250   ITO EN, Ltd.                                         908,875
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 1.6%                 29,000   Okasan Holdings, Inc.                                341,366
                                                              84,000   Shinko Securities Co., Ltd.                          439,858
                                                              49,200   Tokai Tokyo Securities Co. Ltd.                      348,832
                                                                                                                       ------------
                                                                                                                          1,130,056
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.6%                       52,000   Nippon Sanso Corp.                                   395,336
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.6%                35,700   The Bank of Kyoto Ltd.                               427,247
                       ------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.9%                 7,300   Diamond Lease Co., Ltd.                              356,067
                                                              48,000   Lopro Corp.                                          261,598
                                                                                                                       ------------
                                                                                                                            617,665
                       ------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.6%         100,000   Nihon Yamamura Glass Co., Ltd.                       389,527
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.6%               6,900   Okinawa Electric Power Co., Inc.                     427,916
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                 9,500   Fujirebio, Inc.                                      211,805
                       Supplies - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.6%                     12,800   TIS, Inc.                                            412,215
                       ------------------------------------------------------------------------------------------------------------

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                              Shares
Country                Industry                                 Held   Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Insurance - 0.9%                       90,000   Aioi Insurance Co., Ltd.                        $    624,269
                       ------------------------------------------------------------------------------------------------------------
                       Internet Software &                       675   Jupiter Telecommunications Co., Ltd. (a)             501,068
                       Services - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 0.8%                       23,900   Komori Corp.                                         531,837
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.9%                 53,700   Mitsui Mining & Smelting Co., Ltd.                   425,692
                                                              10,300   Tokyo Steel Manufacturing Co., Ltd.                  169,724
                                                                                                                       ------------
                                                                                                                            595,416
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 1.0%                     72,700   Tokyu Land Corp.                                     707,345
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.8%                 4,650   Yamada Denki Co., Ltd.                               600,589
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Japan                       8,481,166
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.2%        Airlines - 1.2%                     1,762,200   AirAsia BHD (a)                                      798,758
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Malaysia                      798,758
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.6%          Beverages - 0.5%                      142,100   Embotelladoras Arca SA de CV                         353,360
                       ------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%               1,300   Desarrolladora Homex SA de CV (a)(c)                  45,123
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Mexico                        398,483
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.6%     Commercial Services &                  20,000   Tele Atlas NV (a)                                    544,492
                       Supplies - 0.8%
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 1.3%                   59,500   Koninklijke Wessanen NV CVA                          932,758
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.5%                           26,100   Endemol NV (a)                                       334,997
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands             1,812,247
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.5%          Energy Equipment &                     15,700   Ocean RIG ASA (a)                                    207,524
                       Services - 1.5%                         4,500   ProSafe ASA                                          211,564
                                                              49,000   Stolt Offshore SA (a)                                618,245
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Norway                      1,037,333
-----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.2%          Airlines - 0.2%                         4,700   Copa Holdings SA Class A (a)                         112,800
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Panama                        112,800
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.6%     Commercial Banks - 0.6%               366,500   Bank of the Philippine Islands                       414,640
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Philippines               414,640
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.5%       Health Care Providers &               741,000   LMA International NV (a)                             372,455
                       Services - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Singapore                     372,455
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 1.6%    Food & Staples Retailing - 0.6%        42,000   Massmart Holdings Ltd.                               408,438
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &               528,800   Network Healthcare Holdings Ltd.                     711,548
                       Services - 1.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in South Africa                1,119,986
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.9%     Electronic Equipment &                  3,485   Samsung SDI Co., Ltd.                                349,710
                       Instruments - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &                  29,319   Kangwon Land, Inc. (a)                               616,986
                       Leisure - 0.9%
                       ------------------------------------------------------------------------------------------------------------
                       Software - 0.5%                         4,200   NCSoft Corp. (a)                                     343,959
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in South Korea                 1,310,655
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.5%           Construction & Engineering - 0.5%       4,570   Grupo Ferrovial SA                                   356,823
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Spain                         356,823
-----------------------------------------------------------------------------------------------------------------------------------

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                              Shares
Country                Industry                                 Held   Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.6%          Biotechnology - 0.2%                    5,000   Q-Med AB                                        $    154,627
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.2%                 57,200   Boliden AB                                           811,230
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                  15,600   Tanganyika Oil Co., Ltd.                             130,596
                       Fuels - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                      1,096,453
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.5%     Insurance - 0.7%                        2,600   Swiss Life Holding                                   472,875
                       ------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor          9,075   Micronas Semiconductor Holding AG
                       Equipment - 0.4%                                Registered Shares (a)                                308,143
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.4%                 4,300   Dufry Group (a)                                      271,876
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland                 1,052,894
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.3%          Leisure Equipment &                   114,000   Giant Manufacturing Co., Ltd.                        223,526
                       Products - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Taiwan                        223,526
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.1%        Commercial Banks - 0.5%               235,400   Siam Commercial Bank PCL Foreign Shares              359,828
                       ------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &                 410,600   Oishi Group PCL                                      337,552
                       Leisure - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%             380,800   Land and Houses PCL Foreign Shares                    96,851
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Thailand                      794,231
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.8%          Beverages - 0.8%                       15,700   Anadolu Efes Biracilik Ve Malt Sanayii AS            536,980
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Turkey                        536,980
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 5.8%  Construction & Engineering - 0.6%      63,400   Amec Plc                                             424,823
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.7%                  102,450   Greencore Group Plc                                  454,700
                       ------------------------------------------------------------------------------------------------------------
                       Independent Power Producers &         103,900   International Power Plc                              500,913
                       Energy Traders - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 1.7%                      163,976   Amlin Plc (a)                                        700,442
                                                             215,760   Brit Insurance Holdings Plc                          358,558
                                                              65,809   Wellington Underwriting Plc                          111,118
                                                                                                                       ------------
                                                                                                                          1,170,118
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 0.8%                      199,300   Enodis Plc                                           529,573
                       ------------------------------------------------------------------------------------------------------------
                       Software - 0.6%                        44,200   Surfcontrol Plc (a)                                  446,022
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.7%               345,800   Game Group Plc                                       514,739
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom          4,040,888
-----------------------------------------------------------------------------------------------------------------------------------
United States - 29.7%  Biotechnology - 1.5%                    7,900   Alexion Pharmaceuticals, Inc. (a)                    227,678
                                                              43,700   BioMarin Pharmaceuticals, Inc. (a)                   512,601
                                                              32,400   Encysive Pharmaceuticals, Inc. (a)                   306,828
                                                                                                                       ------------
                                                                                                                          1,047,107
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.6%                  4,600   Affiliated Managers Group (a)                        426,880
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 1.2%                       35,400   Chemtura Corp.                                       444,978
                                                              10,500   Georgia Gulf Corp.                                   359,100
                                                                                                                       ------------
                                                                                                                            804,078
                       ------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.4%        17,350   Foundry Networks, Inc. (a)                           260,770
                       ------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 1.2%         27,100   Novatel Wireless, Inc. (a)                           295,661
                                                              21,200   Stratasys, Inc. (a)                                  549,928
                                                                                                                       ------------
                                                                                                                            845,589

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                              Shares
Country                Industry                                 Held   Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.6%          18,800   Packaging Corp. of America                      $    436,160
                       ------------------------------------------------------------------------------------------------------------
                       Distributors - 1.1%                    31,000   Interline Brands, Inc. (a)                           787,400
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Consumer                   35,400   Educate, Inc. (a)                                    441,792
                       Services - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                 14,700   Faro Technologies, Inc. (a)                          234,171
                       Instruments - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                     66,200   Grey Wolf, Inc. (a)                                  582,560
                       Services - 2.7%                        25,400   Key Energy Services, Inc. (a)                        401,320
                                                              39,900   Newpark Resources, Inc. (a)                          362,691
                                                              11,200   Rowan Cos., Inc.                                     502,096
                                                                                                                       ------------
                                                                                                                          1,848,667
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &                20,900   Cytyc Corp. (a)                                      629,090
                       Supplies - 1.8%                         7,700   Millipore Corp. (a)                                  529,606
                                                               8,300   OccuLogix, Inc. (a)                                  102,505
                                                                                                                       ------------
                                                                                                                          1,261,201
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                 9,450   Lifeline Systems, Inc. (a)                           444,150
                       Services - 1.4%                         8,000   Pharmaceutical Product Development, Inc.             553,440
                                                                                                                       ------------
                                                                                                                            997,590
                       ------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &                   9,575   The Cheesecake Factory, Inc. (a)                     352,839
                       Leisure - 1.2%                            600   Chipotle Mexican Grill, Inc. Class A (a)              28,512
                                                              11,900   Red Robin Gourmet Burgers, Inc. (a)                  472,311
                                                                                                                       ------------
                                                                                                                            853,662
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.1%                     11,600   Sapient Corp. (a)                                     76,560
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.8%                        3,300   Everest Re Group Ltd.                                318,945
                                                               5,200   RenaissanceRe Holdings Ltd.                          235,612
                                                                                                                       ------------
                                                                                                                            554,557
                       ------------------------------------------------------------------------------------------------------------
                       Internet Software &                    92,500   SupportSoft, Inc. (a)                                403,300
                       Services - 1.1%                        43,150   webMethods, Inc. (a)                                 332,687
                                                                                                                       ------------
                                                                                                                            735,987
                       ------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &                    18,450   Marvel Entertainment, Inc. (a)                       307,193
                       Products - 0.4%
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 1.3%                       42,650   Wabash National Corp.                                909,725
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.1%                  6,800   Cleveland-Cliffs, Inc.                               733,380
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                   7,100   Arch Coal, Inc.                                      615,712
                       Fuels - 2.2%                           34,900   Brigham Exploration Co. (a)                          430,317
                                                              29,100   International Coal Group, Inc. (a)(d)                294,492
                                                              10,100   Western Refining, Inc. (a)                           189,375
                                                                                                                       ------------
                                                                                                                          1,529,896
                       ------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor         43,500   Entegris, Inc. (a)                                   456,750
                       Equipment - 2.8%                       23,400   Genesis Microchip, Inc. (a)                          430,560
                                                              50,200   Integrated Device Technology, Inc. (a)               697,278
                                                              46,300   Monolithic System Technology, Inc. (a)               371,326
                                                                                                                       ------------
                                                                                                                          1,955,914

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                                              Shares
Country                Industry                                 Held   Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Software - 1.6%                        15,800   Informatica Corp. (a)                           $    232,576
                                                               2,700   NAVTEQ Corp. (a)                                     121,257
                                                              11,900   Sybase, Inc. (a)                                     256,921
                                                               7,600   Take-Two Interactive Software, Inc. (a)              120,536
                                                              30,400   Wind River Systems, Inc. (a)                         406,752
                                                                                                                       ------------
                                                                                                                          1,138,042
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 1.6%                 5,000   Abercrombie & Fitch Co. Class A                      331,950
                                                              11,100   AnnTaylor Stores Corp. (a)                           369,852
                                                               4,000   Build-A-Bear Workshop, Inc. (a)                      129,400
                                                               5,800   Urban Outfitters, Inc. (a)                           158,398
                                                               6,950   West Marine, Inc. (a)                                 90,350
                                                                                                                       ------------
                                                                                                                          1,079,950
                       ------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury              9,500   Polo Ralph Lauren Corp.                              538,080
                       Goods - 0.8%
                       ------------------------------------------------------------------------------------------------------------
                       Trading Companies &                     1,600   H&E Equipment Services, Inc. (a)                      36,960
                       Distributors - 1.2%                    36,650   UAP Holding Corp.                                    775,514
                                                                                                                       ------------
                                                                                                                            812,474
                       ------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United States          20,616,825
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $57,950,971) - 95.1%                      66,085,470
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $3,589,630   Merrill Lynch Liquidity Series,
                                                                       LLC Cash Sweep Series I (b)                        3,589,630
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $3,589,630) - 5.2%                         3,589,630
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $61,540,601*) - 100.3%                    69,675,100

                                                                       Liabilities in Excess of Other Assets - (0.3%)      (219,456)
                                                                                                                       ------------
                                                                       Net Assets - 100.0%                             $ 69,455,644
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 61,540,601
                                                                  ============
      Gross unrealized appreciation                               $  9,354,282
      Gross unrealized depreciation                                 (1,219,783)
                                                                  ------------
      Net unrealized appreciation                                 $  8,134,499
                                                                  ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                                               Net           Interest
      Affiliate                                                             Activity          Income
      -----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I              $3,589,630        $ 56,186
      -----------------------------------------------------------------------------------------------

(c)   Depositary receipts.

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

(d) Restricted security as to resale, representing 0.4% of net assets, were as follows:

      -------------------------------------------------------------------------------------------
                                                Acquisition
      Issue                                        Dates                  Cost              Value
      -------------------------------------------------------------------------------------------
      International Coal Group, Inc       12/07/2005 - 1/10/2006       $ 314,977        $ 294,492
      -------------------------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Forward foreign exchange contracts as of January 31, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign                                                     Unrealized
      Currency                            Settlement             Appreciation
      Purchased                              Date               (Depreciation)
      -------------------------------------------------------------------------
      AUD                 39,550        February 2006                  $    309
      CAD                 31,015        February 2006                       (36)
      DKK                 97,947        February 2006                        64
      EUR                 17,241        February 2006                        83
      GBP                 14,927        February 2006                       106
      JPY            110,977,687        February 2006                     2,311
      NOK                261,477        February 2006                       349
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts -
      Net (USD Commitment - $1,094,292)                                $  3,186
                                                                       ========

      -------------------------------------------------------------------------
      Foreign                                                     Unrealized
      Currency                            Settlement             Appreciation
      Sold                                   Date               (Depreciation)
      -------------------------------------------------------------------------
      AUD                285,615        February 2006                  $ (1,513)
      EUR                162,852        February 2006                      (324)
      GBP                  5,031        February 2006                        22
      SEK                302,116        February 2006                      (179)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts -
      Net (USD Commitment - $451,485)                                  $ (1,994)
                                                                       ========

o     Currency Abbreviations

      AUD     Australian Dollar
      CAD     Canadian Dollar
      DKK     Danish Krone
      EUR     Euro
      GBP     British Pound
      JPY     Japanese Yen
      NOK     Norwegian Krone
      SEK     Swedish Krona
      USD     U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global SmallCap Portfolio of Managed Account Series


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Global SmallCap Portfolio of Managed Account Series

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Global SmallCap Portfolio of Managed Account Series

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Global SmallCap Portfolio of Managed Account Series

Date: March 20, 2006